Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment consisted of the following:
	As of June 30,
	2023	2024
	HKD	HKD	US$
Leasehold improvements	$229,624	$229,624	$29,408
Furniture and fixtures	102,000	102,000	13,063
Office equipment	642,666	699,851	89,629
Subtotal	974,290	1,031,475	132,100
Less: accumulated depreciation	(715,674)	(824,822)	(105,634)
Total	$258,616	$206,653	$26,466